RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balmoral
Related Party Transaction [Line Items]
Purchases	$ 1,900	$ 2,000	$ 1,600
Balkan
Related Party Transaction [Line Items]
Sales	(200)	(100)
Various Entities Owned by Mr. Murdock [Member]
Related Party Transaction [Line Items]
Purchases	$ 5,300	$ 4,300	$ 600